DEBT - Revolving Credit Facility (Details) - Revolving credit facility	3 Months Ended
Mar. 31, 2017 USD ($)
Line of Credit Facility [Line Items]
Borrowing capacity	$ 1,250,000,000
Revolving credit facility maturity date	2018-11
Accordion feature	$ 200,000,000
Commitment fee on unused portion of the facility	0.50%
Interest rate at period end	3.49%
Unused portion under the facility	$ 775,000,000
Debt defaults	$ 0
LIBOR
Line of Credit Facility [Line Items]
Applicable margin	2.50%
Minimum
Line of Credit Facility [Line Items]
Commitment fee on unused portion of the facility	0.30%
Minimum | LIBOR
Line of Credit Facility [Line Items]
Applicable margin	1.75%
Minimum | ABR
Line of Credit Facility [Line Items]
Applicable margin	0.75%
Maximum
Line of Credit Facility [Line Items]
Commitment fee on unused portion of the facility	0.50%
Maximum | LIBOR
Line of Credit Facility [Line Items]
Applicable margin	2.75%
Maximum | ABR
Line of Credit Facility [Line Items]
Applicable margin	1.75%